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April 26, 2007


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD CONVERTIBLE SECURITIES FUND (THE TRUST)
     FILE NO.  33-4424
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Commissioners:

Enclosed is the 36th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are: 1) to affect a change in the Vanguard funds' fee structure, and 2) to include a number of non-material editorial changes.

Following the staff's review of this filing, we will request permission to file subsequent Vanguard fund registration statements to add the new fee disclosure pursuant to Rule 485(b)(1)(vii). We understand that a separate letter is required for purposes of formally making this request. The separate letter will follow during the staff's review period.

Pursuant to Rule 485(a), we have designated an effective date of June 29, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have designated for this 485(a) filing.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.



Enclosures



CC: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission